Long-Lived Assets by Geographic Location (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Property and equipment, net	$ 5,053	$ 5,311
Reportable Geographical Components
Segment Reporting Information [Line Items]
Property and equipment, net	5,053	5,311
Reportable Geographical Components | Americas - United States
Segment Reporting Information [Line Items]
Property and equipment, net	2,166	2,134
Reportable Geographical Components | Americas
Segment Reporting Information [Line Items]
Property and equipment, net	2,166	2,134
Reportable Geographical Components | Europe and the Middle East - Germany
Segment Reporting Information [Line Items]
Property and equipment, net	511	1,252
Reportable Geographical Components | Europe And Middle East
Segment Reporting Information [Line Items]
Property and equipment, net	511	1,252
Reportable Geographical Components | Asia-Pacific, Singapore
Segment Reporting Information [Line Items]
Property and equipment, net	2,329	1,867
Reportable Geographical Components | Asia-Pacific, Other
Segment Reporting Information [Line Items]
Property and equipment, net	47	58
Reportable Geographical Components | Asia-Pacific
Segment Reporting Information [Line Items]
Property and equipment, net	$ 2,376	$ 1,925